Intangible Assets (Details) - Schedule of Intangible Assets and Goodwill - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets (Details) - Schedule of Intangible Assets and Goodwill [Line Items]
Cost, Beginning balance	£ 298,946	£ 28,097
Accumulated depreciation, Beginning balance	(37,432)	(1,437)
Net Book Value	16,369	261,514
Additions	18,133	14,259
Acquisition of subsidiaries	61,016	256,590
Assets held for sale	(2,487)
Cost, Ending balance	375,608	298,946
Charge for the year	(19,332)	(30,502)
Impairment loss	(303,233)	(5,493)
Assets held for sale	758
Accumulated depreciation, Ending balance	(359,239)	(37,432)
Goodwill [member]
Intangible Assets (Details) - Schedule of Intangible Assets and Goodwill [Line Items]
Cost, Beginning balance	218,840	22,693
Accumulated depreciation, Beginning balance
Net Book Value		218,840
Additions
Acquisition of subsidiaries	50,597	196,147
Assets held for sale
Cost, Ending balance	269,437	218,840
Charge for the year
Impairment loss	(269,437)
Assets held for sale
Accumulated depreciation, Ending balance	(269,437)
Development costs and software [Member]
Intangible Assets (Details) - Schedule of Intangible Assets and Goodwill [Line Items]
Cost, Beginning balance	56,178	5,353
Accumulated depreciation, Beginning balance	(13,543)	(1,428)
Net Book Value	16,313	42,635
Additions	18,078	14,237
Acquisition of subsidiaries	2,592	36,588
Assets held for sale	(2,487)
Cost, Ending balance	74,361	56,178
Charge for the year	(18,641)	(6,622)
Impairment loss	(26,622)	(5,493)
Assets held for sale	758
Accumulated depreciation, Ending balance	(58,048)	(13,543)
Customer relationships [Member]
Intangible Assets (Details) - Schedule of Intangible Assets and Goodwill [Line Items]
Cost, Beginning balance	21,109
Accumulated depreciation, Beginning balance	(21,109)
Net Book Value
Additions
Acquisition of subsidiaries	3,669	21,109
Assets held for sale
Cost, Ending balance	24,778	21,109
Charge for the year	(653)	(21,109)
Impairment loss	(3,016)
Assets held for sale
Accumulated depreciation, Ending balance	(24,778)	(21,109)
Brand [Member]
Intangible Assets (Details) - Schedule of Intangible Assets and Goodwill [Line Items]
Cost, Beginning balance	2,746
Accumulated depreciation, Beginning balance	(2,746)
Net Book Value
Additions
Acquisition of subsidiaries	4,158	2,746
Assets held for sale
Cost, Ending balance	6,904	2,746
Charge for the year		(2,746)
Impairment loss	(4,158)
Assets held for sale
Accumulated depreciation, Ending balance	(6,904)	(2,746)
Domain names [Member]
Intangible Assets (Details) - Schedule of Intangible Assets and Goodwill [Line Items]
Cost, Beginning balance	73	51
Accumulated depreciation, Beginning balance	(34)	(9)
Net Book Value	56	39
Additions	55	22
Acquisition of subsidiaries
Assets held for sale
Cost, Ending balance	128	73
Charge for the year	(38)	(25)
Impairment loss
Assets held for sale
Accumulated depreciation, Ending balance	£ (72)	£ (34)